Investments in associates and joint ventures	6 Months Ended
Jun. 30, 2024
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

14. Investments in associates and joint ventures

Associates and joint ventures	% ownership	December 31, 2023	Equity results in income statement	Dividends declared	Translation adjustment	Fair value remeasurement (i)	Other	June 30, 2024
Iron Solutions
Baovale Mineração S.A.	50.00	28	1	(1)	(4)	-	(1)	23
Companhia Coreano-Brasileira de Pelotização	50.00	73	13	-	(10)	-	-	76
Companhia Hispano-Brasileira de Pelotização	50.89	49	8	(6)	(7)	-	-	44
Companhia Ítalo-Brasileira de Pelotização	50.90	63	8	-	(9)	-	6	68
Companhia Nipo-Brasileira de Pelotização	51.00	150	19	(8)	(20)	-	-	141
MRS Logística S.A.	49.01	640	70	-	(88)	-	-	622
VLI S.A.	29.60	346	48	-	(48)	-	-	346
Samarco Mineração S.A. (note 24)	50.00	-	-	-	-	-	-	-
		1,349	167	(15)	(186)	-	5	1,320
Energy Transition Metals
PT Vale Indonesia Tbk	33.88	-	-	-	-	1,910	-	1,910
		-	-	-	-	1,910	-	1,910
Others
Aliança Geração de Energia S.A.	55.00	356	17	-	(50)	-	19	342
Aliança Norte Energia Participações S.A.	51.00	106	(5)	-	(13)	-	-	88
Other		61	1	(1)	(8)	-	2	55
		523	13	(1)	(71)	-	21	485
Equity results in associates and joint ventures		1,872	180	(16)	(257)	1,910	26	3,715
Other results in associates and joint ventures		-	56	-	-	-	-	-
Equity results and other results in associates and joint ventures		-	236	-	-	-	-	-

(i) It refers to the remeasurement at fair value of the remaining stake held by Vale on PT Vale Indonesia Tbk, after the closing of the divestment transaction (note 15a).